Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Intangible Assets, net [Line Items]
Impairment charges
Estimated amortization expenses for year one	11,976
Estimated amortization expenses for year two	10,009
Estimated amortization expenses for year three	7,719
Estimated amortization expenses for year four	5,588
Estimated amortization expenses for year five	2,197
Cost of revenues [Member]
Intangible Assets, net [Line Items]
Amortization expense	¥ 14,277	$ 2,042	¥ 17,192	¥ 20,430